Manager
Securities Operations

20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

CERTNYS

03026937

1-31312

NYSE

August 6, 2003

PROCESSED
AUG 07 2003
THOMSON FINANCIAL

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

RECD S.E.C.
AUG - 6 2003
1086

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1933, Medco Health Solutions, Inc., Senior Notes due 2013. The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A received on August 5, 2003. Tentative listing date – August 8, 2003.

Sincerely,

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